SALE RESERVES AND ALLOWENCES (Tables)	0 Months Ended
Dec. 31, 2013
Sales Researves And Allowancess [Abstract]
Sales Researves And Allowancess [Table Text Block]
NOTE 10—SALES RESERVES AND ALLOWANCES:

Sales reserves and allowances consisted of the following:
	December 31,
	2013	2012
	(U.S. $ in millions)
Rebates	$3,090	$2,983
Chargebacks	1,114	1,273
Returns	573	506
Other	141	172
	$4,918	$4,934